UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: 09/30/06

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:    CFW Capital Management Incorporated
Address: 1900 West 75th Street
               Prairie Village, KS 66208

13F File Number: 28-6646

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   J. Owen McPherson
Title:  President
Phone:  913-432-5600
Signature, Place, and Date of Signing:

J. Owen McPherson        Prairie Village, KS       7/05/06


Report Type (Check only one.):

[X]      13F HOLDINGS REPORT
[ ]      13F NOTICE
[ ]      13F COMBINATION REPORT

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE COMMISSION ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of other included Managers: 0

Form 13F Information Table Entry Total: 42

Form 13F Information Table Value Total: 40434


List of Other Included Management:



                                                    		FORM 13F INFORMATION TABLE

                                                        		             VALUE    SHARES/ SH/ INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS  CUSIP         (X$1000) PRN AMT PRN DSCRETN MANAGERS     SOLE

.............................. ............... ......... ........ ....... ... ....... ........  .................
ALTRIA GROUP, INC.            	 COM   		022095103     	417         5450     SH     SOLE      N/A        5450
AMERICAN INTL GRP    	         COM   		026874107    	1494       22547     SH     SOLE      N/A       22547
AMGEN INC                        COM   		031162100    	1946       27200     SH     SOLE      N/A       27200
AUTOMATIC DATA     	         COM   		053015103      	639        13500     SH     SOLE      N/A       13500
BANK OF AMERICA CORP             COM   		06605F102    	2964       55330     SH     SOLE      N/A       55330
BP PLC/SPONSORED ADR             COM   		055622104       783        11944     SH     SOLE      N/A       11944
BRISTOL MYERS SQUIBB             COM   		110122108       492        19752     SH     SOLE      N/A       19752
CATERPILLAR INC DEL           	 COM   		149123101       849        12900     SH     SOLE      N/A       12900
CHEVRONTEXACO CORP.     	 COM   		166764100     	1312       20226     SH     SOLE      N/A       20226
COCA-COLA CO.                    COM   		191216101      	807        18059     SH     SOLE      N/A       18059
COLGATE POLMOLIVE                COM   		194162103       994	   16000     SH     SOLE      N/A       16000
COMMERCE BANCSHRS                COM   		200525103       277	    5471     SH     SOLE      N/A        5471
CONOCO PHILLIPS                  COM   		20825C104       917        15411     SH     SOLE      N/A       15411
DENTSPLY                         COM  		249030107       464        15400     SH     SOLE      N/A       15400
EXXON MOBIL CORP                 COM  		30231G102       515         7675     SH     SOLE      N/A        7675
GENERAL DYNAMICS              	 COM   		369604103       366         5110     SH     SOLE      N/A        5110
GENERAL ELECTRIC CO.             COM   		369604103       2362       66920     SH     SOLE      N/A       66920
GILEAD SCIENCES               	 COM   		375558103       2737       39800     SH     SOLE      N/A       39800
GLOBAL SANTA FE CORP.		 COM		G3930E101       512        10250     SH     SOLE      N/A       10250
GRANT PRIDECO                 	 COM   		38821G101       1426       37500     SH     SOLE      N/A       37500
HCA THE HEATHCARE CO.            COM   		404119109       872        17483     SH     SOLE      N/A       17483
INCO LTD			 COM		453258402 	252	    3300     SH     SOLE      N/A        3300
INT'L BUSINESS MACHINES          COM   		459200101       1201       14657     SH     SOLE      N/A       14657
JANUS CAPITAL GROUP, INC.        COM   		47102X105       538        27302     SH     SOLE      N/A       27302
JOHNSON & JOHNSON                COM   		478160104       651        10025     SH     SOLE      N/A       10025
KANSAS CITY SOUTHN               COM   		485170104       362        13246     SH     SOLE      N/A       13246
L-3 COMM.  HLDGS      	         COM   		502424104       693         8850     SH     SOLE      N/A        8850
LOWE'S COMPANIES              	 COM   		548661107       311        11100     SH     SOLE      N/A       11100
NABORS INDUSTRIES LTD            COM   		G6359F103       637        21400     SH     SOLE      N/A       21400
ONEOK INC.                    	 COM   		682680103       794        21000     SH     SOLE      N/A       21000
PEPSICO INC                   	 COM   		713448108       422         6460     SH     SOLE      N/A        6460
PROCTOR & GAMBLE              	 COM   		742718109       866        13965     SH     SOLE      N/A       13965
SCHLUMBERGER, LTD             	 COM  		806857108       1117       18000     SH     SOLE      N/A       18000
SEALED AIR                    	 COM    	81211K100       378         6993     SH     SOLE      N/A        6993
STRYKER CORP.                    COM		863667101       784	   15800     SH     SOLE      N/A       15800
TEVA PHARM INDUSTRIES ADR        COM    	881624209       1150       33739     SH     SOLE      N/A       33739
THERMO ELECTON CORP              COM    	883556102       1870       47550     SH     SOLE      N/A       47550
TRANSOCEAN 			 COM		G90078109       952        13000     SH     SOLE      N/A       13000
VALERO ENERGY CORP               COM    	91913Y100       247         4800     SH     SOLE      N/A        4800
WADDELL & REED                   COM    	930059100       376        15211     SH     SOLE      N/A       15211
WEATHERFORD INT'L INC            COM    	947074100       3688       88400     SH     SOLE      N/A       88400